Retirement-Related Benefits (Pensions Expected Payments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Expected Benefit Payments
Expected benefit payments, 2014	$ 5,910
Expected benefit payments, 2015	5,945
Expected benefit payments, 2016	6,022
Expected benefit payments, 2017	6,073
Expected benefit payments, 2018	6,087
Expected benefit payments, 2019-2023	31,706
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	46,458	105,473
Plans with PBO in excess of plan assets, Plan Assets	29,481	84,338
Plans with assets in excess of PBO, Benefit Obligation	58,661	6,956
Plans with assets in excess of PBO, Plan Assets	64,205	7,901
Defined Benefit Pension Plans
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	41,003	99,184
Plans with PBO in excess of plan assets, Plan Assets	29,223	83,799
Plans with ABO in excess of plan assets, Benefit Obligation	40,315	98,263
Plans with ABO in excess of plan assets, Plan Assets	29,213	83,677
Plans with assets in excess of PBO, Benefit Obligation	58,651	6,944
Plans with assets in excess of PBO, Plan Assets	64,194	7,889
Qualified U.S. Defined Benefit Pension Plans
Expected Benefit Payments
Expected benefit payments, 2014	3,393
Expected benefit payments, 2015	3,430
Expected benefit payments, 2016	3,460
Expected benefit payments, 2017	3,477
Expected benefit payments, 2018	3,441
Expected benefit payments, 2019-2023	17,454
Nonqualified U.S. Defined Benefit Pension Plan
Expected Benefit Payments
Expected benefit payments, 2014	109
Expected benefit payments, 2015	112
Expected benefit payments, 2016	114
Expected benefit payments, 2017	116
Expected benefit payments, 2018	118
Expected benefit payments, 2019-2023	600
Qualified Non-U.S. Defined Benefit Pension Plans
Expected Benefit Payments
Expected benefit payments, 2014	2,026
Expected benefit payments, 2015	2,021
Expected benefit payments, 2016	2,062
Expected benefit payments, 2017	2,086
Expected benefit payments, 2018	2,121
Expected benefit payments, 2019-2023	11,327
Nonqualified Non-U.S. Defined Benefit Pension Plan
Expected Benefit Payments
Expected benefit payments, 2014	382
Expected benefit payments, 2015	382
Expected benefit payments, 2016	385
Expected benefit payments, 2017	394
Expected benefit payments, 2018	407
Expected benefit payments, 2019-2023	2,325
Nonpension Postretirement Plans
Expected Benefit Payments
Expected benefit payments, 2014	467
Expected benefit payments, 2015	466
Expected benefit payments, 2016	464
Expected benefit payments, 2017	461
Expected benefit payments, 2018	449
Expected benefit payments, 2019-2023	2,148
U.S. Nonpension Postretirement Benefit Plans
Expected Benefit Payments
Expected benefit payments before Medicare subsidy, 2014	427
Expected benefit payments before Medicare subsidy, 2015	422
Expected benefit payments before Medicare subsidy, 2016	416
Expected benefit payments before Medicare subsidy, 2017	409
Expected benefit payments before Medicare subsidy, 2018	393
Expected benefit payments before Medicare subsidy, 2019-2023	1,799
Postretirement Medical Plans with Prescription Drug Benefits
Total Subsidy received by the company under Medicare Prescription Drug Improvement and Modernization Act of 2003	30	53
Impact of the subsidy resulted in a reduction in net periodic cost	45	35	37
Qualified Non-U.S. Nonpension Postretirement Plan
Expected Benefit Payments
Expected benefit payments, 2014	8
Expected benefit payments, 2015	8
Expected benefit payments, 2016	9
Expected benefit payments, 2017	10
Expected benefit payments, 2018	10
Expected benefit payments, 2019-2023	63
Nonqualified Non-U.S. Nonpension Postretirement Plan
Expected Benefit Payments
Expected benefit payments, 2014	32
Expected benefit payments, 2015	36
Expected benefit payments, 2016	39
Expected benefit payments, 2017	42
Expected benefit payments, 2018	46
Expected benefit payments, 2019-2023	$ 286